UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22352

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1 – REPORTS TO STOCKHOLDERS

(a)	The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 1), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2022

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2022

    The TI 1 Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The TI 1 Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov and, upon request, by calling (877) 355-1469.

    The TI 1 Fund has adopted Proxy Voting Policies and Procedures under which the TI 1 Fund votes proxies relating to securities held by the TI 1 Fund. In addition, the TI 1 Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the TI 1 Fund’s Proxy Voting Policies and Procedures and the TI 1 Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The TI 1 Fund’s prospectus and statement of additional information include additional information about the Directors of the TI 1 Fund and other information about the TI 1 Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2022

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$130,468,300
Short term investments, at fair value (cost $220,973) *	220,973
Cash	107,955
Redemption receivable from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	4,400,000

Total assets	135,197,228

LIABILITIES

Repurchase of Members’ Shares payable	4,454,870
Professional fees payable	40,962
Administration fee payable	24,008
Management fee payable	22,527

Total liabilities	4,542,367

NET ASSETS	$130,654,861

MEMBERS’ CAPITAL

Represented by:
Paid-in Capital	$216,854,520
Distributable earnings	(86,199,659)

MEMBERS’ CAPITAL	$130,654,861

Net asset value per Share (Shares outstanding of 160,553.99)	$813.78

*

Short-term investments include BlackRock Liquidity Funds T-Fund Institutional Shares (yield 2.79%) (Shares 83,230, Fair Value $83,230), and Northern Institutional Treasury Portfolio Shares (yield 2.43%) (Shares 137,743, Fair Value $137,743).

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2022

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Dividend income	$16,012
Expenses	(1,031,401)

Net investment loss allocated from Grosvenor Registered Multi-Strategy
Master Fund, LLC	(1,015,389)

FUND INCOME
Dividend income	2,053

FUND EXPENSES
Management fee	68,109
Administration fee	40,038
Professional fees	30,795
Registration fees	23,183
Other expenses	3,760

Total Fund expenses	165,885

Net investment loss	(1,179,221)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain/(loss) from investments	1,680,122
Current income tax benefit	18

Net realized gain/(loss), net of taxes	1,680,140

Change in net unrealized appreciation/(depreciation) on investments	(5,928,811)
Deferred income tax benefit	13,369

Change in net unrealized appreciation/(depreciation), net of taxes	(5,915,442)

Net realized and unrealized gain/(loss) on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(4,235,302)

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(5,414,523)

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2021	$189,217,795

Members’ subscriptions	985,000

Members’ Shares repurchased	(38,070,341)

Members’ distributions from distributable earnings	(14,431,243)

Members’ distributions reinvested	8,006,430

Net decrease in Members’ Capital resulting from capital transactions	(43,510,154)

Net investment loss	(2,846,967)

Net realized gain/(loss), net of taxes	10,489,711

Change in net unrealized appreciation/(depreciation), net of taxes	(12,745,610)

Net decrease in Members’ Capital resulting from operations	(5,102,866)

Members’ Capital, March 31, 2022	140,604,775

Members’ subscriptions	1,500,000

Members’ Shares repurchased	(6,035,391)

Net decrease in Members’ Capital resulting from capital transactions	(4,535,391)

Net investment loss	(1,179,221)

Net realized gain/(loss), net of taxes	1,680,140

Change in net unrealized appreciation/(depreciation), net of taxes	(5,915,442)

Net decrease in Members’ Capital resulting from operations	(5,414,523)

Members’ Capital, September 30, 2022 (unaudited)	$130,654,861

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2022

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Member’s Capital resulting from operations	$(5,414,523)
Adjustments to reconcile net decrease in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	5,915,442
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	1,015,389
Net realized (gain)/loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(1,680,140)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(1,300,000)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	6,150,000
Proceeds from short-term investments, net	181,934
Increase/(Decrease) in operating liabilities:
Professional fees payable	(17,795)
Administration fee payable	(737)
Management fee payable	(1,653)
Other liabilities	(1,392)

Net cash provided by operating activities	4,846,525

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	1,300,000
Payments for Members’ Shares repurchased	(6,258,801)

Net cash used in financing activities	(4,958,801)

Net increase/(decrease) in cash	(112,276)

Cash at beginning of period	220,231

Cash at end of period	$107,955

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

		For the Six
		Months Ended
		September 30,
		2022	Years Ended March 31,
		(unaudited)**		2022		2021		2020		2019		2018

Per Share operating performance: *

Net asset value per Share, beginning of year/period	$	846.15	$	960.66	$	864.23	$	936.84	$	965.72	$	988.27

Income/(loss) from investment operations:

Net investment loss		(7.07)		(15.59)		(16.05)		(18.06)		(18.52)		(19.80)

Net realized and unrealized gain/(loss) from investments operations		(25.30)		(17.73)		169.13		(27.01)		13.32		79.64

Total income/(loss) from investment operations		(32.37)		(33.32)		153.08		(45.07)		(5.20)		59.84

Distributions to Members from net investment income		–		(81.19)		(56.65)		(27.54)		(23.68)		(82.39)

Net asset value per Share, end of year/period	$	813.78	$	846.15	$	960.66	$	864.23	$	936.84	$	965.72

Ratios to average Members’ Capital: (a)

Net investment loss - net of expense limitation reimbursement (b)(c)		(1.73% )		(1.62% )		(1.73% )		(1.92% )		(1.95% )		(2.00% )

Expenses - gross of expense limitation reimbursement (c)(d)		1.76%		1.62%		1.73%		1.99%		1.98%		2.02%

Expenses - net of expense limitation reimbursement (c)(d)		1.76%		1.62%		1.73%		1.99%		1.98%		2.02%

Total return (e)		(3.83% )		(3.96% )		17.65%		(5.02% )		(0.43% )		6.18%

Master Fund Portfolio turnover rate: (f)		2.43%		6.14%		18.08%		36.66%		12.40%		13.93%

Members’ Capital, end of year/period ($000)	$	130,655	$	140,605	$	189,218	$	197,882	$	216,449	$	236,394

*	Based on Shares outstanding at the end of each month.

**	The ratios, excluding portfolio turnover and total return, for the period April 1, 2022 through September 30, 2022 have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Financial Highlights (continued)

(b)	The ratio reflects the income and expenses including the TI 1 Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from GRF Domestic Sub-Fund LLC (the “Sub-Fund”). For the six months ended September 30, 2022, this amount was a tax benefit of 0.01% of average Members’ Capital (unaudited). For the year ended March 31, 2022, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2021, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2020, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2019, this amount was a tax benefit of 0.06% of average Members’ Capital. For the year ended March 31, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital.

(d)	The ratio reflects the expenses including the TI 1 Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(e)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(f)	The ratio excludes in-kind transactions.

The accompanying notes and attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

6

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (unaudited)

September 30, 2022

1. Organization

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”) commenced operations on January 1, 2010, and is a Delaware limited liability company. The TI 1 Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company.

The TI 1 Fund was formed as part of a restructuring of the predecessor of Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) into a “master/feeder” investment structure (the “Restructuring”). As part of the Restructuring, members of the Master Fund became members (“Members”) of the TI 1 Fund. The TI 1 Fund had no assets, liabilities, or operations prior to the Restructuring. The TI 1 Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the TI 1 Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the TI 1 Fund, is registered under the 1940 Act. The Master Fund invests in a diverse group of private investment funds (“Investment Funds”) managed by a select group of alternative asset managers (“Investment Managers”) and has the same investment objectives and substantially the same investment policies as those of the TI 1 Fund.

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the TI 1 Fund’s financial statements. As of September 30, 2022, the TI 1 Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 66.25%.

Effective January 1, 2013, the TI 1 Fund made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e., a 1099-issuing “RIC”).

The Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the TI 1 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 1 Fund’s business.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the TI 1 Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of both the Master Fund and the TI 1 Fund as well as all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the TI 1 Fund pursuant to a management agreement with the TI 1 Fund and is responsible for the investment of the cash reserves of the TI 1 Fund.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the TI 1 Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying financial statements of the TI 1 Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the financial statements:

b. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 1 Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Capital Transactions

Shares of the TI 1 Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the TI 1 Fund in the offering, and other persons who acquire Shares, will become members of the TI 1 Fund (“Members”). Members are not charged a sales load.

The TI 1 Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 1 Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI 1 Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions

The TI 1 Fund is classified as a corporation for federal income tax purposes, and has elected to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The TI 1 Fund has elected to have a tax year end of October 31. The TI 1 Fund intends to annually distribute to its Members substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

As of September 30, 2022, the TI 1 Fund’s allocable share of the cost and unrealized appreciation/(depreciation) of the Investments and the Sub-Fund owned by the Master Fund, based on cost for federal income tax purposes as of October 31, 2021, were as follows:

	Investments	Sub-Fund
Tax Cost Basis of Investments	$144,904,863	$1,200,558

Gross Unrealized Appreciation	$7,490,498	$–
Gross Unrealized Depreciation	(24,950,335)	(417,914)

Net Unrealized
Appreciation/(Depreciation)	$(17,459,837)	$(417,914)

The cost of investments in Investment Funds shown above is attributable to investments held directly by the Master Fund and excludes the cost of the Master Fund’s investment in the Sub-Fund. The TI 1 Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2021, on passive foreign investment companies (“PFICs”). For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax treatment of redemptions subsequent to such contribution date.

Permanent book-to-tax differences resulted in reclassifications within Members’ Capital as of October 31, 2021, the TI 1 Fund’s tax year end. Such permanent reclassifications are primarily due to: (i) the sales of PFIC investments; (ii) merger adjustments and (iii) differences between financial and tax reporting related to the Sub-Fund. Members’ Capital and the Net Asset Value (“NAV”) of the TI 1 Fund were not affected by these reclassifications.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

9

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

The tax basis of undistributed earnings for the fiscal tax year ended October 31, 2021, shown below represents distribution requirements met by the TI 1 Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements as well as the capital loss carryforwards as of the tax year end. The capital loss carryforwards are not subject to expiration. The capital loss carryforwards will reduce the TI 1 Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the TI 1 Fund of any liability for federal tax. In accordance with Section 382 of the Internal Revenue Code, a portion of the TI 1 Fund losses are subject to an annual limitation.

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences

$ 14,431,056	$–	$(24,523,366)	$(41,038,067)	$(5,399,607)

The primary reason for the differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2022, relates to cumulative differences between tax and GAAP financial statement reporting requirements related to PFICs and partnership investments.

The tax character of distributions paid for the six months ended September 30, 2022 and the year ended March 31, 2022 was as follows:

	Six Months ended September 30, 2022	Year ended March 31, 2022

From ordinary income	$–	$14,431,243
From long-term capital gains	–	–
Total distributions	$–	$14,431,243

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the TI 1 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the TI 1 Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the TI 1 Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Therefore, no additional tax expense, including any interest or penalties was recorded for the period ended September 30, 2022. To the extent the TI 1 Fund is required to record interest and penalties, they would be included in income tax expense on its Statement of Operations.

Under the respective statute of limitations, the TI 1 Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The TI 1 Fund has no examinations in progress.

e. Other

Cash represents cash in banks with the TI 1 Fund’s custodian, The Bank of New York Mellon. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2022, the TI 1 Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The TI 1 Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the TI 1 Fund records its own income and expenses on the accrual basis.

Dividend income is recognized on the ex-dividend date.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2022, are reflected as Repurchase of Members’ Shares payable on the Statement of Assets, Liabilities and Members’ Capital at September 30, 2022.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

11

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

3. Portfolio Valuation

The TI 1 Fund records its investment in the Master Fund at fair value, which represents the TI 1 Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the TI 1 Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

• Level 3 - Inputs that are unobservable.

Investments in a money market fund are valued at the end of day net asset value per share and are a Level 1 investment.

4. Fund Expenses

Pursuant to a management agreement between the TI 1 Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.10% of the Members’ ending monthly capital of the TI 1 Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month.

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the TI 1 Fund. GSLLC does not receive payment from the TI 1 Fund for these services. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

12

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

4. Fund Expenses (continued)

The Bank of New York Mellon provides custodial services for the TI 1 Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and transfer agent to the TI 1 Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The TI 1 Fund pays a monthly fee to the custodian and the administrator based on a fixed fee and the Member count.

The TI 1 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 1 Fund’s and the Master Fund’s administrator; costs of insurance; Management Fees and Advisory Fees (as defined in the attached Master Fund consolidated financial statements); the fees and travel expenses and other expenses of the TI 1 Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the TI 1 Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the TI 1 Fund; and other types of expenses approved by the TI 1 Fund’s or the Master Fund’s Board. The expenses of the Investment Funds are not included in expenses in the TI 1 Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The ordinary operating expenses of the TI 1 Fund (inclusive of the Management Fee and the TI 1 Fund’s share of the Master Fund ordinary operating expenses, but excluding all fees, expenses and incentive allocations of the underlying Investment Funds and taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI 1 Fund or the Master Fund) are subject to an expense limitation agreement between Grosvenor and the TI 1 Fund, capping such expenses at 1.75% of the average monthly net assets of the TI 1 Fund (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect until July 31, 2023 and will terminate unless renewed by the Adviser.

In consideration of the Adviser’s agreement to limit the TI 1 Fund’s expenses, the TI 1 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed. Recoupment will be made as promptly as possible, but will be limited to the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

13

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

4. Fund Expenses (continued)

As of September 30, 2022, the Adviser may potentially recoup the following amounts from the TI 1 Fund through the respective expiration dates indicated :

Expiration	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023
Amount available for recoupment	$0	$0	$0	$0

No expenses were recouped in the six months ended September 30, 2022.

5. Related Party Transactions

The Board is made up of six Board Members, five of which are not “interested persons”, as defined by the 1940 Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

6. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the TI 1 Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the TI 1 Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the TI 1 Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the TI 1 Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the TI 1 Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

14

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

6. Risks (continued)

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the TI 1 Fund, and the TI 1 Fund may not be able to liquidate quickly some of its investments in the Master Fund in order to meet liquidity requirements or respond to market events.

A widespread health crisis such as a global pandemic, for example COVID-19 caused by the novel coronavirus known as SARS–CoV-2 (Coronavirus), has and could continue to cause substantial business interruptions, market volatility, exchange trading suspensions and closures, impact the ability to complete repurchases, Investment Fund redemptions, and affect Master Fund performance. The impact of Coronavirus, or other health crises, epidemics or pandemics that may arise in the future, could adversely affect the global economy in ways that cannot necessarily be foreseen.

7. Guarantees

Under the TI 1 Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the TI 1 Fund. In addition, in the normal course of business, the TI 1 Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The TI 1 Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the TI 1 Fund that have not yet occurred. However, based on experience, the TI 1 Fund expects the risk of loss due to these warranties and indemnities to be remote.

8. Share Capital

Shares are offered monthly at the NAV of the TI 1 Fund, which will vary. For the six months ended September 30, 2022, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Repurchased	Shares Outstanding	NAV per Share
166,169.63	1,800.60	(7,416.24)	160,553.99	$813.78

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

15

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2022

8. Share Capital (continued)

For the year ended March 31, 2022, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Reinvested	Shares Repurchased	Shares Outstanding	NAV per Share
196,965.66	1,116.59	8,907.52	(40,820.14)	166,169.63	$ 846.15

At September 30, 2022, the TI 1 Fund had one Member who held 21.24% of the TI 1 Fund’s Members’ Capital. Investment activity of this Member could have a material effect on the TI 1 Fund’s Members’ Capital.

9. Subsequent Events

The TI 1 Fund has evaluated all subsequent events through the date that the audited financial statements were issued and noted no material events requiring disclosure.

The attached unaudited Consolidated Financial Statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these unaudited financial statements.

16

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC Consolidated Financial Statements (unaudited) For the Six Months Ended September 30, 2022

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2022

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT are available on the SEC’s website at http://www.sec.gov and, upon request, by calling (877) 355-1469.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The Master Fund’s prospectus and statement of additional information include additional information about the Directors of the Master Fund and other information about the Master Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2022

ASSETS
Investments in Investment Funds, at fair value (cost $152,371,147)	$187,428,309
Short term investments, at fair value (cost $5,842,762)	5,842,762
Cash	100,000
Redemptions receivable from investments in Investment Funds	11,807,191
Prepaid insurance	31,884

Total assets	205,210,146

LIABILITIES
Repurchase of Members’ interests payable	7,600,000
Advisory fee payable	341,443
Professional fees payable	198,040
Administration fee payable	58,258
Facility fees payable	34,779
Net deferred income tax liability	26,987
Other liabilities	3,137

Total liabilities	8,262,644

NET ASSETS	$196,947,502

Net Capital*	$161,291,571
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	35,655,931

MEMBERS’ CAPITAL	$196,947,502

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2022

Investment Funds*	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**

Distressed

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	$5,126,878	$103,220	0.05%	(1)

Highland Crusader Fund, L.P. (a)(b)(c)	8/1/2005	55,897	156,503	0.08%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003	53,576	145,002	0.07%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	5	8,203	0.01%	(2)

Total Distressed		5,236,356	412,928	0.21%

Event Driven

Aspex Global Fund (a)	10/1/2021	7,766,000	6,890,819	3.50%	Quarterly

Canyon Balanced Fund Ltd.	1/1/2013	4,311,515	4,878,229	2.48%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	1,011,704	1,421,467	0.72%	Quarterly

Elliott International Ltd.	1/1/2013	8,815,028	18,965,137	9.63%	Semi-Annual

Magnetar Capital, L.P. (a)(b)	7/1/2007	30,315	45,772	0.02%	(2)

Pentwater Event Fund, Ltd.	7/1/2019	5,311,155	6,160,113	3.13%	Monthly

Redmile Capital Fund, L.P. (a)(d)	5/1/2019	9,138,332	7,296,300	3.70%	Quarterly

Total Event Driven		36,384,049	45,657,837	23.18%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	5,556,872	9,603,368	4.88%	Quarterly

BlackRock Strategic Equity Hedge Fund Limited	9/1/2017	10,776,008	19,143,199	9.72%	Monthly

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	2,704	1,165	0.00%	(2)

Coatue Offshore Fund, Ltd.	1/1/2021	6,850,000	5,828,088	2.96%	Monthly

D1 Capital Partners Offshore L.P.	5/1/2020	8,000,000	10,755,347	5.46%	Quarterly

MW Eureka Fund	4/1/2018	12,050,000	16,913,191	8.59%	Monthly

Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	7,550,611	6,607,189	3.35%	Monthly

SEG Partners Offshore, Ltd.	3/1/2013	3,269,787	8,397,699	4.26%	Quarterly

Tiger Global, Ltd.	1/1/2020	11,100,000	6,729,410	3.42%	Annually

Whale Rock Flagship Fund, Ltd.	4/1/2021	5,850,000	3,240,080	1.64%	Quarterly

Total Long and/or Short Equity		71,005,982	87,218,736	44.28%

Macro/Commodities

Alphadyne Global Rates Fund II, Ltd.	2/1/2020	9,573,073	9,387,247	4.77%	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012	6,258,595	16,041,588	8.14%	Quarterly

STM LCB LLC	4/1/2020	432,965	215,291	0.11%	(1)

Total Macro/Commodities		16,264,633	25,644,126	13.02%

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2022

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**
Relative Value

ExodusPoint Partners International Fund, Ltd.	7/1/2018	$5,275,263	$6,921,553	3.51%	Quarterly

Point72 Capital International, Ltd.	3/1/2020	6,973,579	9,272,594	4.71%	Quarterly

Stark Investments, L.P. (a)(b)	1/1/2003	335,643	310,272	0.16%	(3)

Stark Select Asset Fund LLC (a)(b)	1/1/2010	22,121	17,479	0.01%	(3)

Voleon Institutional Strategies International, Ltd.	4/1/2019	3,931,108	4,625,605	2.35%	Monthly

Voleon International Investors, Ltd.	4/1/2019	2,742,413	3,051,603	1.55%	Monthly

Woodline Offshore Fund Ltd.	7/1/2022	4,200,000	4,295,576	2.18%	Quarterly

Total Relative Value		23,480,127	28,494,682	14.47%

Total Investments in Investment Funds		$152,371,147	$187,428,309	95.16%

Short-Term Investments	Shares	Cost	Fair Value	% Members’ Capital
Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 2.79%) (e)	4,345,031	$4,345,031	$4,345,031	2.21%

Northern Institutional Treasury Portfolio Shares (yield 2.43%) (e)	1,497,731	1,497,731	1,497,731	0.76%

Total Short-Term Money Market		5,842,762	5,842,762	2.97%

Total Investments		$158,213,909	$193,271,071	98.13%

Other Assets, Less Liabilities			3,676,431	1.87%

Members’ Capital			$196,947,502	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.42% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 3.89% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2022.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(3)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2022

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
Asia	3.68%
Europe	10.21
Global	78.27
United States/Canada	7.84

Total	100.00%

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 2.12%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-4 years.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 0.84%** of the Investment Funds.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2022

(e) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 1.15%** of the Investment Funds.

*   The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**  Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2022

NET INVESTMENT INCOME
Dividend income	$24,289

EXPENSES
Advisory fee	1,033,710
Professional fees	211,534
Administration fee	113,974
Board of Directors’ compensation	75,000
Facility fees	59,764
Insurance fees	31,884
Interest expense	12,352
Other expenses	29,494

Total expenses	1,567,712

Net investment loss	(1,543,423)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	2,545,184
Current income tax benefit	28

Net realized gain/(loss), net of taxes	2,545,212

Change in net unrealized appreciation/(depreciation) on investments	(9,025,979)
Deferred income tax benefit	20,306

Change in net unrealized appreciation/(depreciation), net of taxes	(9,005,673)

Net realized and unrealized gain/(loss) on investments	(6,460,461)

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(8,003,884)

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2021	$269,772,886

Members’ subscriptions	1,390,000

Members’ interests repurchased	(49,250,000)

Net decrease in Members’ Capital resulting from capital transactions	(47,860,000)

Net investment loss	(3,655,200)

Net realized gain/(loss), net of taxes	15,363,808
Change in net unrealized appreciation/(depreciation), net of taxes	(19,370,108)

Net decrease in Members’ Capital resulting from operations	(7,661,500)

Members’ Capital, March 31, 2022	214,251,386

Members’ subscriptions	1,300,000

Members’ interests repurchased	(10,600,000)

Net decrease in Members’ Capital resulting from capital transactions	(9,300,000)

Net investment loss	(1,543,423)

Net realized gain/(loss), net of taxes	2,545,212
Change in net unrealized appreciation/(depreciation), net of taxes	(9,005,673)

Net decrease in Members’ Capital resulting from operations	(8,003,884)

Members’ Capital, September 30, 2022 (unaudited)	$196,947,502

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2022

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Member’s Capital resulting from operations	$(8,003,884)
Adjustments to reconcile net decrease in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments	9,025,979
Net realized (gain)/loss from investments	(2,545,184)
Purchases of Investment Funds	(4,200,000)
Proceeds from the sale of Investment Funds	27,840,923
Purchases of short-term investments, net	(5,376,448)
(Increase)/Decrease in operating assets:
Prepaid insurance	(31,884)
Other assets	802
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(26,498)
Professional fees payable	(101,061)
Administration fee payable	(5,121)
Facility fees payable	13,790
Net deferred income tax liability	(20,306)
Interest payable	(24,245)
Other liabilities	3,137

Net cash provided by operating activities	16,550,000

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	1,300,000
Payments for Members’ interests repurchased	(9,250,000)
Payments on bank note	(8,600,000)

Net cash used in financing activities	(16,550,000)

Net increase/(decrease) in cash	-

Cash at beginning of period	100,000

Cash at end of period	$100,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the year for interest	$36,597

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six Months Ended September 30, 2022* (unaudited)		2022		2021		Years Ended March 31, 2020		2019		2018
Ratios to average Members’ Capital:(a)
Net investment loss (b)	(1.50%	)	(1.43%	)	(1.49%	)	(1.39%	)	(1.37%	)	(1.42%	)

Total expenses (b)(c)	1.52%		1.43%		1.49%		1.45%		1.40%		1.44%

Total return (d)	(3.72%	)	(3.77%	)	17.94%		(4.57%	)	0.15%		6.80%

Portfolio turnover rate: (e)	2.43%		6.14%		18.08%		36.66%		12.40%		13.93%

Members’ Capital, end of period ($000)	$196,948		$214,251		$269,773		$271,714		$315,931		$351,470

*	The ratios, excluding portfolio turnover rate and total return, for the period April 1, 2022 through September 30, 2022 have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from Sub-Fund. For the six months ended September 30, 2022, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2022, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2021, this amount was a tax benefit of 0.02% of average Members’ Capital. For the year ended March 31, 2020, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2019, this amount was a tax benefit of 0.06% of average Members’ Capital. For the year ended March 31, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital.

(d)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(e)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2022

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has two feeder funds, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”) and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund and the TI 2 Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

1. Organization (continued)

Effective January 1, 2013, the TI 1 Fund and TI 2 Fund made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred certain investments which were organized as domestic limited partnerships in exchange for membership interests in the Sub-Fund, which is a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2022, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 66.25% and the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 33.75%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. These consolidated financial statements also include the accounts of the Subsidiary, which was established to hold and manage certain Investment Funds. As of September 30, 2022, the Master Fund owns 100% of the Sub-Fund and the Subsidiary. The Master Fund’s investments in the Sub-Fund and the Subsidiary, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator, Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2022, are as follows:

Current Expense/(Benefit)
Federal	$–
State	–

Total Current Expense/(Benefit)	–

Deferred Expense/(Benefit)
Federal	(15,724)
State	(4,582)

Total Deferred Expense/(Benefit)	(20,306)

Total Expense/(Benefit) Impacting Change in Members’ Capital	$(20,306)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2022, are as follows:

Deferred Income Tax Asset
Excess of tax basis over value of Investment Funds	$(716,239)
Valuation allowance	–

Net deferred income tax asset	(716,239)

Deferred Income Tax Liability
Unrealized appreciation on Investment Funds	689,252

Net deferred income tax liability	$(26,987)

Management considers the ability to realize deferred tax assets based upon all available evidence regarding sources of future taxable income including: income from existing deferred tax liabilities, estimates of future pre-tax income, the ability to carryback future losses to recover taxes previously paid, and prudent and feasible tax planning strategies. No valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2022.

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 21% to that income as follows:

Consolidated pre-tax income/(loss)	$(8,024,218)
Not taxable at entity level	7,978,032

Sub-Fund pre-tax income/(loss)	$(46,186)

Sub-Fund pre-tax income/(loss) at statutory rate	$(9,699)

Reconciling items:
State income tax, net of federal tax impact	(2,827)
Adjustments to deferred	(7,808)

Total tax expense/(benefit)	$(20,334)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The tax cost of the Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2022, the tax cost and unrealized appreciation (depreciation) of the Investments and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2021, were as follows:

	Investments	Sub-Fund
Tax Cost Basis of Investments	$152,400,709	$1,812,294
Gross Unrealized Appreciation	$52,364,141	$–
Gross Unrealized Depreciation	(12,714,679)	(630,859)

Net Unrealized Appreciation/(Depreciation)	$39,649,462	$(630,859)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore, no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2022. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub-Fund have any examinations in progress.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

For the six months ended September 30, 2022, aggregate purchases and sales of the Investment Funds amounted to $4,850,000 and $23,366,242, respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2022, there were no exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2022, are reflected as Repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2022.

Cash represents cash in banks. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2022, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Dividend income is recognized on the ex-dividend date. Interest income is recorded on the accrual basis.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

3. Portfolio Valuation

The Board has delegated to the Adviser (the “Valuation Agent”) general responsibility for determining the value of assets held by the Master Fund in accordance with the Master Fund’s valuation policy and has designated the Adviser to fair value the Master Fund’s assets in accordance with Rule 2a-5 under the 1940 Act.

Section 2(a)(41) of the 1940 Act, requires the Master Fund to value investments using: (i) the market value of the portfolio securities when market quotations are readily available and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or otherwise determined to be unreliable. Rule 2a-5 under the 1940 Act defines a market price is readily available only when reflected by a quoted price (unadjusted) in active markets for identical investments that the Master Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Adviser’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2022, the Master Fund’s investments in side pockets or special liquidating vehicles represented 0.98% of the Master Fund’s net assets. Additionally, the governing documents

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

3. Portfolio Valuation (continued)

of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2022, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

3. Portfolio Valuation (continued)

to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2022
Investment Funds
Distressed*	$–	$–	$156,503	$156,503
Total Investment Funds in fair value hierarchy	–	–	156,503	156,503
Investment Funds measured at NAV**	–	–	–	187,271,806
Total Investment Funds	–	–	156,503	187,428,309

Short-term Investments	5,842,762	–	–	5,842,762
Total Investments	$5,842,762	$–	$156,503	$193,271,071

*	Fair valued using a discount rate of 2.5% to the reported NAV, which takes into account considerations that are unique to such investment.

**

The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk.

4. Capital Commitments of the Master Fund to the Investment Funds

Certain Investment Funds require the Master Fund to commit, as of the date of the Master Fund’s initial investment in the Investment Funds, to fund future investments in the Investment Funds. These Investment Funds may, at their sole discretion, require the Master Fund to fund all or a portion of the Master Fund’s unfunded commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Master Fund’s initial investment in such Investment Fund. The Master Fund’s commitment to fund future investments with respect to these Investment Funds is reduced by the amount of capital subsequently “called” by such Investment Funds after the initial investment. At September 30, 2022, none of committed capital remains unfunded.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on August 3, 2023. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $29,600,000 subject to a combined maximum amount of $626,100,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2022, the Master Fund has no loan payable outstanding on the Consolidated Statement of Assets, Liabilities and Members’ Capital. During the six months ended September 30, 2022, the Master Fund had average outstanding borrowings of $694,262 with an average interest rate of 3.50%. Maximum borrowings of $8,600,000, were outstanding for three days during the six months ended September 30, 2022.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $30,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

The Master Fund incurred $75,000 of Independent Directors’ fees for the six months ended September 30, 2022, of which none was payable as of September 30, 2022. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the six months ended September 30, 2022, the Master Fund reimbursed the Adviser $12,500 for out-of-pocket costs, which is included in Other Expenses in the Consolidated Statement of Operations.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

6. Related Party Transactions (continued)

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2022, the Advisory Fee was $1,033,710.

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

7. Risks (continued)

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2022

7. Risks (continued)

A widespread health crisis such as a global pandemic, for example COVID-19 caused by the novel coronavirus known as SARS–CoV-2 (Coronavirus), has and could continue to cause substantial business interruptions, market volatility, exchange trading suspensions and closures, impact the ability to complete repurchases, Investment Fund redemptions, and affect Master Fund performance. The impact of Coronavirus, or other health crises, epidemics or pandemics that may arise in the future, could adversely affect the global economy in ways that cannot necessarily be foreseen.

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the unaudited consolidated financial statements were issued and noted no material events requiring disclosure.

(b)	Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END INVESTMENT MANAGEMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 1), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 9, 2022
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer	December 9, 2022
Kathleen P. Sullivan